General Information	12 Months Ended
Dec. 31, 2024
General Information [Abstract]
General Information
1.	General Information

Company’s identity
The accompanying consolidated financial statements include the accounts of Performance Shipping Inc. (or “Performance”) and its wholly-owned subsidiaries (collectively, the “Company”). Performance was incorporated as Diana Containerships Inc. on January 7, 2010, under the laws of the Republic of the Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act. On February 19, 2019, the Company’s Annual Meeting of Shareholders approved an amendment to the Company’s Amended and Restated Articles of Incorporation to change the name of the Company from “Diana Containerships Inc.” to “Performance Shipping Inc.”, which was effected on February 25, 2019.  The Company’s common shares trade on the Nasdaq Capital Market under the ticker symbol “PSHG”.

The Company is a global provider of shipping transportation services through the ownership of tanker vessels, while it owned container vessels since its incorporation through August 2020. The Company operates its fleet through Unitized Ocean Transport Limited (the “Manager” or “UOT”), a wholly-owned subsidiary. The fees payable to UOT are eliminated in consolidation as intercompany transactions. Subsequent to the balance sheet date, UOT was renamed to Performance Shipping Management Inc. (Note 14).

Financial Statements’ presentation

On November 15, 2022, the Company effected a one-for-fifteen reverse stock split on its common stock. All share and per share amounts disclosed in the accompanying consolidated financial statements give effect to these reverse stock splits retroactively for 2022.
Other matters

Various macroeconomic factors, including rising inflation, higher interest rates, global supply chain constraints, and the effects of overall economic conditions and uncertainties could adversely affect the Company’s results of operations, financial condition, and ability to pay dividends. Additionally, fluctuations in spot charter rates for Aframax tankers may also impact the Company’s revenues.

The world economy continues to face actual and potential challenges, including tariffs, trade wars, global public health threats, the outbreak or resurgence of pandemics and epidemics, the Russia-Ukraine and Israel-Hamas wars, the conflict between Israel and Hezbollah, tensions in and around the Red Sea and between Russia and NATO, China and Taiwan disputes, United States and China trade relations, instability between Iran and the West, hostilities between the United States and North Korea, political unrest and conflict in the Middle East, the South China Sea and other regions, tensions between Israel and Iran, and tensions between the U.S. and China, the U.S. and Panama and the U.S. and the European Union and NATO members. Currently, neither the Company’s contracts nor its financial results have been adversely affected by these challenges and conflicts. However, it is possible that third parties with whom the Company has or will have future contracts may be impacted. The uncertainty surrounding the duration, breadth and global impact of these conditions may adversely affect the Company’s business, financial condition, results of operation, and cash flows. The Company also monitors inflation in the United States, Eurozone, and other regions, which may be impacted by global geo-political conditions and the likely shift in policy following numerous elections around the world. These pressures affect energy and commodity prices, which may impact the Company’s operating expenses or increase cost of capital for the Company. Furthermore, the intensity, duration and economic impact of the Israel-Hamas war and Houthi attacks on shipping in the Red Sea is uncertain. Sustained conflicts could decrease worldwide demand for certain goods, adversely affecting shipping and making the long-term net impact on the tanker freight market and the Company’s business difficult to predict with any degree of accuracy.